    SEC 30-day yield as of 12/31/96:                      3.20%

    THE AVERAGE ANNUAL TOTAL RETURN:

                                    CAPITAL INCOME     CAPITAL INCOME
                                      FUND 4.50%            FUND
                                      SALES LOAD          NO LOAD
                                    --------------     --------------
      One Year
       (as of 12/31/96)                 14.09%             19.45%
      Five Year
       (as of 12/31/96)                 14.71%             15.76%
      Since Inception
       (9/25/87 to
       12/31/96)                        14.13%             14.70%

    7.  WHO IS THE INVESTMENT ADVISER?
    Bank of America NT&SA, the investment adviser, and its affiliates have over $48 billion in assets under management, including over $13 billion in mutual funds. Ed Cassens, Vice President and Senior Portfolio Manager of BofA Capital Management, Inc. (a wholly owned subsidiary of Bank of America) is primarily responsible for the day-to-day investment activities of the Fund. Mr. Cassens has been the Fund's manager since November 1994 and has been associated with Seattle First National Bank, a wholly owned subsidiary of Seafirst Corporation, which is controlled by BankAmerica Corporation (both of which are bank holding companies) since 1966.
    8.  HOW CAN I PURCHASE A SHARES?
    Complete the application and attach a check for as little as $500 ($200 for BankAmericard holders with an appropriate award certificate from BankAmeriChoice Program), or $50 per month with automatic investment.
    9.  HOW CAN I REDEEM A SHARES?
    Redemptions can be made by sending a written request to the Capital Income Fund, c/o Pacific Horizon Funds, Inc., P.O. Box 80221, Los Angeles, California 90080-9909, or by requesting a wire. The minimum for a wire redemption is $1,000.
    10. HOW OFTEN ARE DISTRIBUTIONS MADE?
    Dividends are declared and paid quarterly. Capital gains, if any, are paid at least annually. You can have your distributions sent to you directly, or you can have the dividends reinvested in the Fund to increase your holdings. Income and net short-term capital gains distributions are taxable to shareholders as ordinary income. Net long-term capital gains distributions, if any, are treated as capital gains for tax purposes.
    11. WHAT OTHER SERVICES ARE AVAILABLE?
    Pacific Horizon Funds, Inc. provides a whole host of services to better serve shareholders including fund performance reporting, automated investment and withdrawal plans, and retirement plans.

    THIS PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS. FOR DETAILS ABOUT THE FUND'S HOLDINGS OR RECENT INVESTMENT STRATEGIES, PLEASE REVIEW THE FUND'S MOST RECENT ANNUAL OR SEMIANNUAL REPORT. THE PROSPECTUS AND REPORTS MAY BE OBTAINED AT NO COST BY CALLING (800) 332-3863.

    GRI-0007
                             CAPITAL INCOME FUND

                                 FUND PROFILE
                               JANUARY 1, 1997

                               NOT FDIC INSURED
                              NO BANK GUARANTEE
                                MAY LOSE VALUE

                            BANK OF AMERICA, NT&SA
                              INVESTMENT ADVISER
                        CONCORD FINANCIAL GROUP, INC.,
                           DISTRIBUTOR, MEMBER NASD

                      PACIFIC   HORIZON   MUTUAL   FUNDS

------------------------------------------------------
 INFORMATION SUMMARY
1.  WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks total investment return comprised of capital appreciation and current income consistent with prudent investment risk.
2.  IN WHAT DOES THE FUND INVEST?
The Fund invests in a diversified portfolio of convertible bonds and preferred stock ("Convertible Securities"). This Fund maintains at least a 65% position in convertible securities. To further maximize performance, the Fund also invests in common stocks and cash equivalents. Securities are selected primarily for capital appreciation with yield as a secondary objective.
3.  WHAT ARE THE RISKS?
Like all investment companies, loss of money is a risk of investing in the Fund. In addition, while any investment carries some risk, the risk of loss through default is greater with lower-rated convertible securities than with investment grade securities because these lower rated securities are often unsecured and subordinate to an issuer's other obligations. Consequently, the market price of these securities and the net asset value of the Fund's shares may be quite volatile.
4.  IS THE FUND APPROPRIATE FOR ME?
This Fund is appropriate for investors who seek to capture higher growth than that offered by bonds alone, have the capacity to absorb fluctuations in their investment, and want a balance of growth and income with moderate returns. This Fund seeks to provide investors with returns comprised of current income and capital appreciation with prudent investment risk.
5.  WHAT ARE THE FEES OR EXPENSES?
A maximum Front-End Sales Load of 4.5% is a shareholder transaction expense charged on the initial investment into A shares of the Fund unless an exemption is otherwise provided. No fees will be charged for reinvested dividends, exchanges between other Pacific Horizon funds or like shares of any Time Horizon Fund, or (other than described below for the Large Purchase Exemption) redemptions from the Fund. Additionally there are no 12b-1 fees. The operating expenses, as a percentage of average net assets, charged directly by the Fund are described in the fee table below:

--------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSE
   Maximum Sales Load on Purchases                 4.50%
   Sales Load on Reinvested Dividends               None
   Deferred Sales Load*                             None
   Redemption Fees & Exchange                       None
  ANNUAL OPERATING EXPENSES
   (as a%  of Average Net Assets)
  Management Fees                                  0.65%
  All other Expenses
   Shareholder Servicing Payments        0.25%
   Other Expenses                        0.33%
  Total Other Expenses                             0.58%
                                                   ----
  Total Fund Operating Expenses                    1.23%
                                                   ====
--------------------------------------------------------

The above expenses represent full fees charged to the Fund without waivers. The investment adviser and administrator may voluntarily waive a portion of their respective fees from time to time. Absent expenses paid by third parties, "Other Expenses" would be 0.36% and "Total Operating Expenses" would be 1.26%.

* There is no front-end sales load on combined purchases of shares of the Company of $1,000,000 or more or if the aggregate value of A Shares that you beneficially own in any Pacific Horizon Fund or Time Horizon Fund equals or exceeds $1,000,000 ("Large Purchase Exemption"). Shares purchased under the Large Purchase Exemption are subject to contingent deferred sales charge of 1.00% and 0.50%, respectively, on redemptions within one and two years after purchase. The contingent deferred sales charge is paid to the Fund's distributor. A Shares cannot be purchased under the Large Purchase Exemption if there is another no-load exemption available.
EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

1 YR     3 YR     5 YR     10 YR
----     ----     ----     -----
$57      $82      $110     $187

Note: The preceding operating expenses and example should not be considered a representation of past future investment returns and operating expenses. Actual investment returns and operating expenses may be more or less than those shown. The example assumes the deduction at the time of purchase of the maximum applicable front-end sales charge but does not assume the deduction at redemption of the maximum applicable contingent deferred sales charge under the Large Purchase Exemption.
6. THE FOLLOWING IS A BAR GRAPH THAT SHOWS THE PERFORMANCE OF THE FUND FOR THE PAST SEVEN CALENDAR YEARS:
[GRAPH]

89         27.9%
90         -4.3%
91         38.2%
92         21.4%
93         22.7%
94         -5.9%
95         24.1%

Past performance is no guarantee of future results. The total return figures presented above do not reflect the maximum 4.5% sales load or the contingent deferred sales charge under the Large Purchase Exemption.

     SEC 30-day yield as of 12/31/96:             4.29%

     THE AVERAGE ANNUAL TOTAL RETURN:

                                 CALIFORNIA TAX         CALIFORNIA TAX
                                  EXEMPT BOND            EXEMPT BOND
                                4.50% SALES LOAD           NO LOAD
                               ------------------      ----------------
     One Year
      (as of 12/31/96)              (0.87)%                 3.75%
     Five Year
      (as of 12/31/96)               5.76%                  6.75%
     Ten Year
      (as of 12/31/96)               6.23%                  6.72%

    7.  WHO IS THE INVESTMENT ADVISER?

    Bank of America NT&SA, the investment adviser, and its affiliates have over $48 billion in assets under management, including over $13 billion in mutual funds. Kim Michalski, the Fund's portfolio manager, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Michalski has been the Fund's portfolio manager since September of 1989 and has been associated with Bank of America (and Security Pacific National Bank before it merged with Bank of America) since 1983.

    8.  HOW CAN I PURCHASE A SHARES?

    Complete the application and attach a check for as little as $500 ($200 for BankAmericard holders with an appropriate award certificate from BankAmeriChoice Program), or $50 per month with automatic investment.

    9.  HOW CAN I REDEEM A SHARES?

    Redemptions can be made by sending a written request to the California Tax-Exempt Bond Fund, c/o Pacific Horizon Funds, Inc., P.O. Box 80221, Los Angeles, California 90080-9909, by writing a check on the account, or by requesting a wire. The minimum for a wire redemption is $1,000.

    10. HOW OFTEN ARE DISTRIBUTIONS MADE?

    Dividends are declared daily and paid monthly. Capital gains, if any, are paid at least annually. You can have your distributions sent to you directly, or you can have the dividends reinvested in the Fund to increase your holdings. Dividends derived from interest on municipal securities typically will not be subject to federal income tax.

    11. WHAT OTHER SERVICES ARE AVAILABLE?

    Pacific Horizon Funds, Inc. provides a whole host of services to better serve shareholders including fund performance reporting, automated investment and withdrawal plans.

    THIS PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS. FOR DETAILS ABOUT THE FUND'S HOLDINGS OR RECENT INVESTMENT STRATEGIES, PLEASE REVIEW THE FUND'S MOST RECENT ANNUAL OR SEMIANNUAL REPORT. THE PROSPECTUS AND REPORTS MAY BE OBTAINED AT NO COST BY CALLING (800) 332-3863.

    TXI-0007
                                  CALIFORNIA TAX-EXEMPT
                                        BOND FUND

                                      FUND PROFILE
                                     JANUARY 1, 1997

                                    NOT FDIC INSURED
                                    NO BANK GUARANTEE
                                     MAY LOSE VALUE

                                 BANK OF AMERICA, NT&SA
                                   INVESTMENT ADVISER
                             CONCORD FINANCIAL GROUP, INC.,
                                DISTRIBUTOR, MEMBER NASD

                          PACIFIC   HORIZON   MUTUAL   FUNDS

 INFORMATION SUMMARY

1.  WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide as high a level of current interest income free from Federal and California state personal income tax as is consistent with prudent investment management and preservation of capital.

2.  IN WHAT DOES THE FUND INVEST?

The Fund invests in a diversified portfolio of mainly investment grade tax-exempt obligations and notes issued by California and other states or territories of the U.S.

3.  WHAT ARE THE RISKS?

Like all investment companies, loss of money is a risk of investing in the Fund. In addition, the Fund's concentration in obligations of California governmental issuers presents greater risks than investing in a less geographically concentrated investment portfolio. In the past, regional economic factors such as reduction in defense spending and a decline in tourism have had an adverse effect on the California economy. These factors may affect the ability of governmental entities to repay debt. In addition, the Fund may invest up to 25% of its total assets in municipal securities rated below investment grade or "junk bonds." While any investment carries some risk, the risk of loss through default is greater with lower-rated securities than with investment grade securities because these lower rated securities are often unsecured and subordinate to an issuer's other obligations. Consequently, the market price of these securities and the net asset value of the Fund's shares may be quite volatile.

4.  IS THE FUND APPROPRIATE FOR ME?

This Fund is appropriate for investors who seek moderate returns, and have the capacity to absorb fluctuations in their investment.

5.  WHAT ARE THE FEES OR EXPENSES?

A maximum Front-End Sales Load of 4.5% is a shareholder transaction expense charged on the initial investment into A shares of the Fund unless an exemption is otherwise provided. No fees will be charged for reinvested dividends, exchanges between other Pacific Horizon funds or like shares of any Time Horizon Fund, or (other than described below for the Large Purchase Exemption) redemptions from the Fund. Additionally there are no 12b-1 fees. The operating expenses, as a percentage of average net assets, charged directly by the Fund are described in the fee table below.

--------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSE
   Maximum Sales Load on Purchases                 4.50%
   Sales Load on Reinvested Dividends               None
   Deferred Sales Load*                             None
   Redemption and Exchange Fees                     None

  ANNUAL OPERATING EXPENSES
   (as a percentage of Average Net Assets)
  Management Fees                                  0.50%
  All other Expenses
   Shareholder Servicing Payments        0.25%
   Other Expenses                        0.19%
  Total Other Expenses                             0.44%
                                                   ----
  Total Fund Operating Expenses                    0.94%
                                                   ====
--------------------------------------------------------

Management fees include fee waivers. Without fee waivers management fees would be 0.70%. Total Operating expenses without waivers would equal 1.14%.


*There is no front-end sales load on combined purchases of A shares of the Company of $1,000,000 or more or if the aggregate value of A Shares that you beneficially own in any Pacific Horizon Fund or Time Horizon Funds equals or exceeds $1,000,000. ("Large Purchase Exemption"). Shares purchased under the Large Purchase Exemption are subject to contingent deferred sales charge of 1.00% and 0.50%, respectively, on redemptions within one and two years after purchase. The contingent deferred sales charge is paid to the Fund's distributor. A Shares cannot be purchased under the Large Purchase Exemption if there is another no-load exemption available.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

1 YR     3 YR     5 YR     10 YR
-----    ----     ----     -----
$  54    $74      $95      $155

Note: The preceding operating expenses and example should not be considered a representation of past or future investment returns and operating expenses. Actual investment returns and operating expenses may be more or less than those shown. The example assumes the deduction at the time of purchase of the maximum applicable front-end sales charge but does not assume the deduction at redemption of the maximum applicable contingent deferred sales charge under the Large Purchase Exemption.

6. THE FOLLOWING IS A BAR GRAPH THAT SHOWS THE PERFORMANCE OF THE FUND OVER THE PAST TEN (10) CALENDAR YEARS:

[GRAPH]

86      18.5%
87      -1.4%
88       8.7%
89       9.3%
90       6.2%
91      11.1%
92       8.6%
93      12.5%
94      -6.1%
95      16.5%

Past performance is no guarantee of future results. The total return figures presented above do not reflect the maximum 4.5% sales load or the contingent deferred sales charge under the Large Purchase Exemption.